Unconsolidated Segment Results (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Premiums and policy fees, net	$ 76,675	$ 71,907	$ 68,870
Interest and similar income, net	31,282	29,558	27,387
Change in fair value of assets and liabilities	(45,430)	(41,554)	11,373
Realized investment (losses) gains, net	(323)	(205)	583
Fee, commission, and other revenue	7,071	7,051	7,221
Total revenue	69,275	66,757	115,434
Benefits and expenses:
Net benefits and expenses	7,761	5,612	87,511
General and administrative and commission	41,387	39,948	41,792
Change in deferred acquisition costs, net	8,986	4,814	(8,165)
Total benefits and expenses	58,134	50,374	121,138
Pretax income (loss)	11,141	16,383	(5,704)
Annuity
Revenue:
Premiums and policy fees, net	73,506	68,752	65,603
Operating Segments | Other
Revenue:
Premiums and policy fees, net	3,169	3,155	3,267
Interest and similar income, net	2,448	2,096	2,009
Change in fair value of assets and liabilities	6		(1)
Realized investment (losses) gains, net	(16)	(13)	34
Total revenue	5,607	5,238	5,309
Benefits and expenses:
Net benefits and expenses	5,892	3,171	5,814
General and administrative and commission	765	593	647
Change in deferred acquisition costs, net	1,443	881	522
Total benefits and expenses	8,100	4,645	6,983
Pretax income (loss)	(2,493)	593	(1,674)
Operating Segments | Annuity
Revenue:
Premiums and policy fees, net	73,506	68,752	65,603
Interest and similar income, net	28,834	27,462	25,378
Change in fair value of assets and liabilities	(45,436)	(41,554)	11,374
Realized investment (losses) gains, net	(307)	(192)	549
Fee, commission, and other revenue	7,071	7,051	7,221
Total revenue	63,668	61,519	110,125
Benefits and expenses:
Net benefits and expenses	1,869	2,441	81,697
General and administrative and commission	40,622	39,355	41,145
Change in deferred acquisition costs, net	7,543	3,933	(8,687)
Total benefits and expenses	50,034	45,729	114,155
Pretax income (loss)	$ 13,634	$ 15,790	$ (4,030)